Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 303	$ 272
Net Amounts of Assets Presented in the Consolidated Balance Sheet	303	272
Total derivatives, not subject to a master netting or similar arrangement	4	7
Gross Amounts of Recognized Assets, Total	307	279
Derivative Asset	307	279
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	99	67
Net Amounts	204	205
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	155	153
Net Amounts of Assets Presented in the Consolidated Balance Sheet	155	153
Total derivatives, not subject to a master netting or similar arrangement	11	41
Gross Amounts of Recognized Assets, Total	166	194
Derivative Asset	166	194
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	4	2
Net Amounts	151	151
Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	32	0
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Assets Presented in the Consolidated Balance Sheet	32	0
Derivative Asset	32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	2	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received	0	0
Net Amounts	30	0
Commodity | Over-the-counter
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	174	211
Net Amounts of Assets Presented in the Consolidated Balance Sheet	174	211
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	9	14
Net Amounts	165	197
Commodity | Exchange
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	80	44
Net Amounts of Assets Presented in the Consolidated Balance Sheet	80	44
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	80	44
Commodity | Virginia Electric and Power Company | Over-the-counter
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	155	147
Net Amounts of Assets Presented in the Consolidated Balance Sheet	155	147
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	4	2
Net Amounts	151	145
Interest rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	17	17
Net Amounts of Assets Presented in the Consolidated Balance Sheet	17	17
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	8	9
Net Amounts	9	8
Interest rate | Virginia Electric and Power Company | Over-the-counter
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets		6
Net Amounts of Assets Presented in the Consolidated Balance Sheet		6
Net Amounts		6
Foreign currency | Over-the-counter
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	32
Net Amounts of Assets Presented in the Consolidated Balance Sheet	32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	2
Net Amounts	30
Foreign currency | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	32	0
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Assets Presented in the Consolidated Balance Sheet	32	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments	2	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received	0	0
Net Amounts	$ 30	$ 0